Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of issued common shares

	Common Stock		Additional Paid-In
	Shares	Amount	Capital
Balances, January 1, 2025	25,000,044	$65,280	$74,374,429
Reverse take-over	-	-	(12,609,377)
Common stock issued through IPO	4,444,445	11,580	20,290,650
Pref erence shares	1	63,905	-
Conversion of shareholder loan into common shares	14,782,149	38,776	66,977,524
Stock-based compensation	-	-	9,055,564
Extinguishment of Debt	-	-	341,850
IPO direct costs	-	-	(5,421,312)
Net loss	-	-	-
Foreign currency Translation adjustment, net of tax	-	-	-
Balances, June 30, 2025	44,226,639	$179,541	$153,009,329

Schedule of subsidiaries

Subsidiaries	Country of Incorporation	Ownership % 2023	Ownership % 2024	Functional Currency
Marketplace Technologies Nigeria Limited	Nigeria	100	100	Nigerian Naira
RedCloud Peru S.A.C	Peru	100	100	Peruvian Sol
RedCloud Technology Argentina SA	Argentina	100	100	United States Dollar
RedCloud IP Limited	United Kingdom	100	100	British Pound
RedCloud Technologies Brazil Servicos Digitais Ltda	Brazil	100	100	Brazilian Real
RedCloud Technologies (Pty) Ltd	South Africa	100	100	South African Rand
RedCloud Technologies (Portugal) Unipessoal Lda	Portugal	100	100	European Euro
RedCloud Technologies, Inc.	United States	100	100	United States Dollar
RedCloud Technologies UK Ltd	United Kingdom	100	100	British Pound